Financial Risk Management - Market Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) CAD / shares CAD / $	Oct. 14, 2016 CAD / $	Oct. 13, 2016 CAD / $	Dec. 31, 2015 USD ($) CAD / $
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign exchange rate (CAD per USD) | CAD / $	1.34	1.32	1.32	1.38
Estimated effect of 5% change in exchange rate on EPS | CAD / shares	CAD 0.07
Foreign net investments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount remaining to be hedged	CAD 7,250			$ 3,137
Designated as hedging instrument | Foreign net investments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Amount of Hedged Item	CAD 3,511			$ 1,535